(Loss) Income Per Share (Tables)	6 Months Ended
Mar. 31, 2024
(Loss) Income Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted (loss) earnings per share for the periods indicated:
	For the Six Months Ended March 31,
	2023	2024
	RMB	RMB	USD
Net (loss) income	(43,325)	387,426	53,658

Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted*	2,771,593,703,900	2,837,892,046,400	2,837,892,046,400

Net (loss) earnings per share — Basic and diluted	(0.00)	0.00	0.00
Net loss per share from continuing operations—Basic and diluted	(0.00)	(0.00)	(0.00)
Net (loss) earnings from per share discontinued operations—Basic and diluted	(0.00)	0.00	0.00